Loans Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Residential mortgage loans	$ 5,692,810		$ 4,837,838
Multi-family loans	3,985,517		2,995,052
Commercial real estate loans	2,485,937		1,966,156
Construction loans	194,542		224,816
Consumer and other loans	403,929		238,922
Commercial and industrial loans	265,836		168,943
Total loans excluding PCI loans	13,028,571		10,431,727
PCI loans	36,047		6,744
Net unamortized premiums and deferred loan costs	(8,146)	[1]	10,487	[1]
Allowance for loan losses	(173,928)		(142,172)		(117,242)	(90,931)
Net loans	$ 12,882,544		$ 10,306,786

[1]	Included in unamortized premiums and deferred loan costs are accretable purchase accounting adjustments in connection with loans acquired.